Warrant - Schedule of Black Scholes Option Pricing Model for Fair Value of Common Stock Warrants (Details)	3 Months Ended
Mar. 31, 2025 $ / shares
Schedule of Black Scholes Option Pricing Model for Fair Value of Common Stock Warrants [Line Items]
Risk-free rate	4.30%
Expected life (in years)	5 years
Warrant For Expected Volatility Rate	60.00%
Weighted average fair value of common stock	$ 3.34